UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2015

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Money Market Fund

Annual report 3/31/15

A message to shareholders

Dear fellow shareholder,

The U.S. economy continues to improve, with many indicators suggesting that the rising tide of growth is broadening out, becoming more self-sustaining, and benefiting a greater portion of the population. Last year marked the strongest year for job creation since 1999, with nearly three million jobs created and the unemployment rate declining across all 50 states. Consumer spending, a significant driver of economic activity, has been robust thanks to the jobs picture and to sharply lowered fuel prices. Inflation and interest rates remain low, and corporate earnings are strong. Good economic and business news has translated into good news for U.S. investors, with continued solid results for a range of U.S. equity indexes in the first quarter of 2015. Many fixed-income indexes also gained in this environment.

Outside of the United States, economies are struggling to replicate the kind of success we have enjoyed at home. The European Central Bank announced dramatic monetary policy measures in January to promote economic activity in the region—similar to the monetary policy activity of the U.S. Federal Reserve in recent years. As was the case in the United States beginning in 2009, financial markets in Europe and Japan may turn positive in advance of real economic progress. In fact, our network of asset managers and research firms believes that these central bank programs, also known as quantitative easing, may prove to be the single biggest driver of international market returns in 2015.

While maintaining adequate portfolio diversification is vital in any market environment, we believe it is especially important today given the dramatic central bank interventions of the past few years and the very real geopolitical risk around the world. The uncertainty of today's global financial markets is one of the reasons we at John Hancock Investments believe it is important for long-term portfolios to have exposure to alternative investments. Alternative strategies seek patterns of performance that differ from both stocks and bonds so that they can help bolster a portfolio's performance when volatility strikes. With market volatility climbing in recent months, now may be a good time to discuss the resilience of your portfolio with your financial advisor and whether alternative investments should play a role.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of March 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Money Market Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
6	Your expenses
8	Fund's investments
10	Financial statements
13	Financial highlights
16	Notes to financial statements
21	Auditor's report
22	Tax information
23	Trustees and Officers
27	More information

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks the maximum current income that is consistent with maintaining liquidity and preserving capital.

MATURITY COMPOSITION AS OF 3/31/15 (%)

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Federal funds rate remains unchanged, but LIBOR increases

The federal funds rate remained at 0.00%-0.25%, but three-month LIBOR began an upward trend in late 2014.

Good opportunities found in financials sector

The fund benefited from investments in a number of bank issues and some longer-dated commercial paper.

PORTFOLIO COMPOSITION AS OF 3/31/15 (%)

A note about risks

Fixed-income securities are affected by changes in interest rates and credit quality. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Certain market conditions, including reduced trading volume, heightened volatility, and rising interest rates, may impair liquidity or the ability of the fund to sell securities at advantageous prices. Please see the fund's prospectus for additional risks.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured by the Federal Deposit Insurance Corporation or any government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Discussion of fund performance

An interview with Portfolio Manager Jeffrey N. Given, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Jeffrey N. Given, CFA
Portfolio Manager
John Hancock Asset Management

How was the market for money market funds over the past year?

It's been an active and challenging year for money markets, with focus on regulations and the U.S. Federal Reserve (Fed). The most notable news for the sector was the long-awaited announcement from the SEC on new money market reform rules, including the adoption of a floating NAV requirement for certain institutional prime funds and new reporting and disclosure requirements. Some of the larger money market mutual fund complexes have come forward with announcements describing changes to their lineups as a result of the new rules.

As forecasted, the Fed ended its asset purchase program in the fourth quarter of 2014, and later removed the word "patient" from its policy statement released after the March Federal Open Market Committee meeting. The removal of this word implies the possibility of a rate hike as early as June, but soft economic data released in early 2015 supports a dovish tone from the Fed, with a majority of market participants expecting a September or later liftoff.

Spreads in the 6- to 12-month range have widened marginally throughout the year in anticipation of a rate hike, but no extreme moves were seen or expected, due to continued demand for high-quality assets. The federal funds rate remained unchanged over the period at 0.00%-0.25% and 3-month LIBOR began an upward trend in late 2014.

Where have you found good opportunities?

We continue to find value in the financials sector, most notably in the fund's holdings in banks. Some examples include corporate bonds issued by Credit Suisse USA, Inc. and BNP Paribas SA, and floating rate CDs issued by Credit Suisse New York. We were able to pick up incremental yield by purchasing relatively longer-dated commercial paper issued by Electricite de France SA. With rate normalization looming, we carefully analyze longer-dated opportunities using a yield breakeven analysis.

What is the potential impact on the fund of the Fed raising short-term interest rates?

Markets will price in rate hikes prior to the actual event, so it is important to be well positioned in advance. When the Fed does raise rates, it is expected they will increase in 25 basis point increments and, unlike the last rate increasing cycle, will not be on a predetermined path. As we get closer to the Fed normalizing monetary policy, we would expect yields to tick upward and the money market yield curve to slightly steepen. Since the Fed has been clear that any rate decisions will be data dependent, we do not expect the curve to steepen severely. It will become increasingly important to calculate a breakeven yield analysis when considering future purchases in such an environment. We will continue to reduce interest-rate risk as we approach the summer months and look to gain incremental yield as the curve steepens and yields rise.

MANAGED BY

Team of U.S. research analysts and portfolio managers

The views expressed in this report are exclusively those of Jeffrey N. Given, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on October 1, 2014, with the same investment held until March 31, 2015.

	Account value on 10-1-2014	Ending value on 3-31-2015	Expenses paid during period ended 3-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,000.10	$1.05	0.21%
Class B	1,000.00	1,000.10	1.05	0.21%
Class C	1,000.00	1,000.10	1.05	0.21%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on October 1, 2014, with the same investment held until March 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 10-1-2014	Ending value on 3-31-2015	Expenses paid during period ended 3-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,023.90	$1.06	0.21%
Class B	1,000.00	1,023.90	1.06	0.21%
Class C	1,000.00	1,023.90	1.06	0.21%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Fund's investments

As of 3-31-15
	Maturity Date	Yield* (%)	Par value	Value
Commercial paper 62.2%				$223,809,036
(Cost $223,809,036)
Abbott Laboratories	04-10-15	0.090	$12,000,000	11,999,730
Bank of Tokyo-Mitsubishi UFJ, Ltd.	04-06-15	0.120	18,000,000	17,999,700
BASF SE	04-01-15	0.010	18,000,000	18,000,000
BMW US Capital LLC	04-09-15	0.090	3,000,000	2,999,940
BNP Paribas Finance, Inc.	05-11-15 to 08-24-15	0.290 to 0.340	9,500,000	9,491,700
CAFCO LLC	09-09-15	0.300	5,000,000	4,993,292
Caisse Centrale Desjardins	04-01-15 to 04-02-15	0.130 to 0.140	12,000,000	11,999,975
Cargill, Inc.	04-01-15	0.070	18,000,000	18,000,000
Chariot Funding LLC	04-24-15 to 08-21-15	0.270 to 0.270	8,000,000	7,995,943
E.I. du Pont de Nemours & Company	04-07-15	0.130	3,000,000	2,999,935
Electricite de France SA	04-02-15 to 01-08-16	0.100 to 0.720	11,000,000	10,953,332
Essilor International SA	06-26-15 to 07-16-15	0.220 to 0.360	5,800,000	5,796,044
Henkel Corp.	04-01-15	0.090	5,500,000	5,500,000
Illinois Tool Works, Inc.	04-07-15 to 04-14-15	0.090 to 0.090	18,000,000	17,999,643
Johnson & Johnson	04-02-15	0.060	10,000,000	9,999,983
MetLife Short Term Funding LLC	04-15-15	0.130	1,747,000	1,746,912
Nestle Finance International, Ltd.	04-07-15 to 04-07-15	0.040 to 0.050	18,000,000	17,999,875
Old Line Funding LLC	04-06-15	0.090	10,000,000	9,999,875
Parker-Hannifin Corp.	04-16-15	0.100	5,000,000	4,999,792
PNC Bank NA	08-07-15	0.350	1,000,000	998,756
Reckitt Benckiser Treasury Services PLC	09-04-15 to 09-04-15	0.400 to 0.450	6,350,000	6,338,701
Sumitomo Mitsui Banking Corp.	04-06-15 to 07-06-15	0.150 to 0.300	7,000,000	6,995,958
The Estee Lauder Companies, Inc.	04-02-15	0.100	18,000,000	17,999,950
Corporate interest-bearing obligations 29.8%				$107,063,213
(Cost $107,063,213)
American Honda Finance Corp. (P)	06-04-15	0.261	5,000,000	5,000,000
American Honda Finance Corp. (S)	09-21-15	2.500	3,000,000	3,030,603
ANZ New Zealand International, Ltd. (S)	08-10-15	3.125	5,000,000	5,049,138
Bank of New York Mellon Corp. (P)	10-23-15	0.487	3,110,000	3,113,469
BNP Paribas SA	02-23-16	3.600	3,500,000	3,586,749
Caisse Centrale Desjardins (P)(S)	10-29-15	0.533	6,000,000	6,007,880
Canadian Imperial Bank of Commerce	10-01-15	0.900	4,519,000	4,529,278
Credit Suisse USA, Inc.	08-15-15	5.125	3,000,000	3,051,172
General Electric Capital Corp. (P)	10-06-15	0.446	3,740,000	3,743,011
John Deere Capital Corp.	04-17-15	0.875	5,475,000	5,476,493
National Bank of Canada	06-26-15	1.500	5,000,000	5,013,309
National Rural Utilities Cooperative Finance Corp. (P)	05-01-15	0.304	9,050,000	9,050,049
PNC Bank NA (P)	01-28-16	0.566	1,000,000	1,001,568
Thunder Bay Funding LLC (P)(S)	12-14-15	0.284	5,000,000	5,000,000
Toyota Motor Credit Corp. (P)	08-26-15	0.261	18,000,000	18,000,000
US Bank NA (P)	04-22-16	0.377	10,000,000	10,005,923

8SEE NOTES TO FINANCIAL STATEMENTS

	Maturity Date	Yield* (%)	Par value	Value
Wells Fargo & Company (P)	06-26-15 to 10-28-15	0.456 to 1.189	$13,030,000	$13,051,958
Wells Fargo Bank NA (P)	07-20-15	0.537	3,350,000	3,352,613
U.S. Government Agency obligations 0.7%				$2,500,000
(Cost $2,500,000)
Federal Home Loan Bank (P)	06-18-15	0.140	2,500,000	2,500,000
Certificate of deposit 6.7%				$24,007,214
(Cost $24,007,214)
Credit Suisse New York (P)	08-24-15 to 01-28-16	0.583 to 0.674	15,000,000	15,007,214
Rabobank USA Financial Corp. (P)	02-05-16	0.334	5,000,000	5,000,000
Royal Bank of Canada (P)	02-23-16	0.293	4,000,000	4,000,000
Asset backed securities 0.7%				$2,564,094
(Cost $2,564,094)
AmeriCredit Automobile Receivables	01-08-16	0.300	2,564,094	2,564,094
			Par value	Value
Repurchase agreement 0.2%				$600,000
(Cost $600,000)
Repurchase Agreement with State Street Corp. dated 3-31-15 at 0.000% to be repurchased at $600,000 on 4-1-15, collateralized by $550,000 U.S. Treasury Bonds, 3.125% due 2-15-42 (valued at $615,340, including interest)			600,000	600,000
Total investments (Cost $360,543,557)† 100.3%				$360,543,557
Other assets and liabilities, net (0.3%)				($954,238)
Total net assets 100.0%				$359,589,319

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund. Maturity date represents the final legal maturity date on the security.
Key to Security Abbreviations and Legend
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 3-31-15, the aggregate cost of investment securities for federal income tax purposes was $360,543,557.

SEE NOTES TO FINANCIAL STATEMENTS9

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 3-31-15

Assets
Investments, at value (Cost $360,543,557)	$360,543,557
Cash	3,898
Receivable for fund shares sold	770,339
Interest receivable	174,014
Receivable from affiliates	16,169
Other receivables and prepaid expenses	63,641
Total assets	361,571,618
Liabilities
Payable for fund shares repurchased	1,849,812
Payable to affiliates
Accounting and legal services fees	6,276
Transfer agent fees	37,032
Distribution and service fees	13,204
Trustees' fees	855
Other liabilities and accrued expenses	75,120
Total liabilities	1,982,299
Net assets	$359,589,319
Net assets consist of
Paid-in capital	$359,591,464
Accumulated net realized gain (loss) on investments	(2,145)
Net assets	$359,589,319

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($336,838,667 ÷ 336,840,603 shares)	$1.00
Class B ($7,402,805 ÷ 7,402,886 shares)[1]	$1.00
Class C ($15,347,847 ÷ 15,347,978 shares)[1]	$1.00

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

10SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS  For the year ended 3-31-15

Investment income
Interest	$756,832
Expenses
Investment management fees	1,855,423
Distribution and service fees	1,125,295
Accounting and legal services fees	63,279
Transfer agent fees	464,312
Trustees' fees	5,076
State registration fees	116,901
Printing and postage	30,197
Professional fees	71,881
Custodian fees	50,558
Registration and filing fees	35,737
Other	19,374
Total expenses	3,838,033
Less expense reductions	(3,108,991)
Net expenses	729,042
Net investment income	27,790
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	337
Increase in net assets from operations	$28,127

SEE NOTES TO FINANCIAL STATEMENTS11

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-15	Year ended 3-31-14
Increase (decrease) in net assets
From operations
Net investment income	$27,790	—
Net realized gain (loss)	337	($2,482)
Increase (decrease) in net assets resulting from operations	28,127	(2,482)
Distributions to shareholders
From net investment income
Class A	(25,860)	—
Class B	(654)	—
Class C	(1,276)	—
Total distributions	(27,790)	—
From fund share transactions	(17,274,167)	12,351,039
Total increase (decrease)	(17,273,830)	12,348,557
Net assets
Beginning of year	376,863,149	364,514,592
End of year	$359,589,319	$376,863,149

12SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	3-31-15		3-31-14		3-31-13		3-31-12		3-31-11
Per share operating performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income[1]	—	[2]	—		—		—		—
Net realized and unrealized gain on investments	—	[2]	—		—		—		—	[2]
Total from investment operations	—	[2]	—		—		—		—	[2]
From net investment income	—	[2]	—		—		—		—
From net realized gain	—		—		—		—		—	[2]
Total distributions	—	[2]	—		—		—		—	[2]
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%)[3]	0.01	[4]	0.00	[4]	0.00	[4]	0.00	[4]	0.01	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$337		$348		$335		$401		$381
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98		0.99		1.04		1.04		1.04
Expenses including reductions	0.20	[4]	0.24	[5]	0.36	[5]	0.32	[5]	0.30	[5]
Net investment income	0.01	[4]	—	[5]	—	[5]	—	[5]	—	[5]

1	Based on average daily shares outstanding.
2	Less than $0.0005 per share.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Includes the impact of waivers and/or reimbursements in order to support a positive yield. See Note 4.
5	Includes the impact of waivers and/or reimbursements in order to avoid a negative yield. See Note 4.

SEE NOTES TO FINANCIAL STATEMENTS13

Class B Shares Period ended	3-31-15		3-31-14		3-31-13		3-31-12		3-31-11
Per share operating performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income[1]	—	[2]	—		—		—		—
Net realized and unrealized gain on investments	—	[2]	—		—		—		—	[2]
Total from investment operations	—	[2]	—		—		—		—	[2]
Less distributions
From net investment income	—	[2]	—		—		—		—
From net realized gain	—		—		—		—		—	[2]
Total distributions	—	[2]	—		—		—		—	[2]
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%)[3,4]	0.01	[5]	0.00	[5]	0.00	[5]	0.00	[5]	0.01	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$7		$11		$13		$17		$19
Ratios (as a percentage of average net assets):
Expenses before reductions	1.73		1.74		1.79		1.79		1.78
Expenses including reductions	0.20	[5]	0.24	[6]	0.36	[6]	0.31	[6]	0.30	[6]
Net investment income	0.01	[5]	—	[6]	—	[6]	—	[6]	—	[6]

1	Based on average daily shares outstanding.
2	Less than $0.0005 per share.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Includes the impact of waivers and/or reimbursements in order to support a positive yield. See Note 4.
6	Includes the impact of waivers and/or reimbursements in order to avoid a negative yield. See Note 4.

14SEE NOTES TO FINANCIAL STATEMENTS

Class C Shares Period ended	3-31-15		3-31-14		3-31-13		3-31-12		3-31-11
Per share operating performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income[1]	—	[2]	—		—		—		—
Net realized and unrealized gain on investments	—	[2]	—		—		—		—	[2]
Total from investment operations	—	[2]	—		—		—		—	[2]
From net investment income	—	[2]	—		—		—		—
From net realized gain	—		—		—		—		—	[2]
Total distributions	—	[2]	—		—		—		—	[2]
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%)[3,4]	0.01	[5]	0.00	[5]	0.00	[5]	0.00	[5]	0.01	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$15		$18		$17		$23		$19
Ratios (as a percentage of average net assets):
Expenses before reductions	1.73		1.74		1.79		1.79		1.78
Expenses including reductions	0.20	[5]	0.24	[6]	0.36	[6]	0.32	[6]	0.30	[6]
Net investment income	0.01	[5]	—	[6]	—	[6]	—	[6]	—	[6]

1	Based on average daily shares outstanding.
2	Less than $0.0005 per share.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Includes the impact of waivers and/or reimbursements in order to support a positive yield. See Note 4.
6	Includes the impact of waivers and/or reimbursements in order to avoid a negative yield. See Note 4.

SEE NOTES TO FINANCIAL STATEMENTS15

Notes to financial statements

Note 1 — Organization

John Hancock Money Market Fund (the fund) is a series of John Hancock Current Interest (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek the maximum current income that is consistent with maintaining liquidity and preserving capital. The fund intends to maintain a stable $1.00 share price. Although the fund seeks to maintain a stable $1.00 share price, the value of the fund's shares could go down in price, meaning that you can lose money by investing in the fund.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are generally offered to all investors; however, Class B and Class C shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Securities in the fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund. The fund seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2015, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are recorded as of the date of purchase, sale or maturity. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended March 31, 2015 were $343. For the year ended March 31, 2015, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of March 31, 2015, the fund has a short-term capital loss carryfoward of $2,145 available to offset future net realized capital gains. This carryforward does not expire.

As of March 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends from net investment income daily and pays monthly, as long as class income exceeds class expense on each day. Daily dividends were not paid through June 30, 2014. Effective July 1, 2014, accumulated net investment income of the classes became positive, and the fund commenced daily dividend distribution. Capital gain distributions, if any, are distributed at least annually.

The tax character of distributions for the years ended March 31, 2015 and 2014 was as follows:

	March 31, 2015	March 31, 2014
Ordinary Income	$27,790	—

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2015, the components of distributable earnings on a tax basis consisted of $23 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at March 31, 2015.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, on an annual basis, equal to the sum of: (a) 0.500% of the first $500 million of the fund's average daily net assets; (b) 0.425% of the next $250 million of the of the fund's average daily net assets; (c) 0.375% of the next $250 million of the of the fund's average daily net assets; (d) 0.350% of the next $500 million of the fund's average daily net assets; (e) 0.325% of the next $500 million of the of the fund's average daily net assets; (f) 0.300% of the next $500 million of the of the fund's average daily net assets; and (g) 0.275% of the fund's average daily net assets in excess of $2.50 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2015, the waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to limit the maximum annual rate of its management fee to 0.40% of the fund's average daily net assets until at least July 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

In addition, the Advisor and its affiliates voluntarily agreed to waive a portion of their fees and/or reimburse certain expenses to the extent necessary to assist the fund in attempting to avoid a negative yield through June 30, 2014. Effective July 1, 2014, the Advisor agreed to implement an additional waiver/reimbursement of expenses, necessary to yield 0.01%.

However, there is no guarantee that the fund will maintain a yield of 0.01%. Voluntary waivers and/or reimbursements may be amended or terminated at any time by the Advisor.

For the year ended March 31, 2015, these expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$1,842,813	Class C	$92,066
Class B	48,817	Total	$1,983,696

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2015 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2015 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.25%
Class B	1.00%
Class C	1.00%

The Distributor has contractually agreed to waive the distribution fee on Class A shares, so that such fees will not exceed 0.15% of Class A shares' average daily net assets until at least July 31, 2015, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at that time. Reimbursements related to this contractual waiver amounted to $344,740 for the year ended March 31, 2015. In addition, the Distributor has voluntarily agreed to waive distribution expenses on Class A, Class B and Class C shares amounting to $517,110, $91,258 and $172,187, respectively, for the year ended March 31, 2015 in attempting to avoid a negative yield. There is no guarantee that the fund will avoid a negative yield. The voluntary waivers and/or reimbursements may be amended or terminated at any time by the Distributor.

Sales charges. Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2015, CDSCs received by the Distributor amounted to $27,756 and $5,839 for Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$861,850	$431,325	$108,549	$28,048
Class B	91,258	11,435	2,906	746
Class C	172,187	21,552	5,446	1,403
Total	$1,125,295	$464,312	$116,901	$30,197

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the years ended March 31, 2015 and 2014 were as follows:

		Year ended 3-31-15		Year ended 3-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	238,535,965	$238,535,965	325,745,316	$325,745,316
Distributions reinvested	23,657	23,657	—	—
Repurchased	(249,850,823)	(249,850,824)	(312,339,586)	(312,339,586)
Net increase (decrease)	(11,291,201)	($11,291,202)	13,405,730	$13,405,730
Class B shares
Sold	2,484,824	$2,484,824	7,605,603	$7,605,603
Distributions reinvested	573	573	—	—
Repurchased	(5,689,587)	(5,689,588)	(9,881,291)	(9,881,292)
Net decrease	(3,204,190)	($3,204,191)	(2,275,688)	($2,275,689)
Class C shares
Sold	11,297,958	$11,297,958	26,266,956	$26,266,957
Distributions reinvested	1,158	1,158	—	—
Repurchased	(14,077,889)	(14,077,890)	(25,045,959)	(25,045,959)
Net increase (decrease)	(2,778,773)	($2,778,774)	1,220,997	$1,220,998
Total net increase (decrease)	(17,274,164)	($17,274,167)	12,351,039	$12,351,039

Note 6 — New rule issuance

On July 23, 2014, the Securities and Exchange Commission (SEC) adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules and forms related to money market funds that will affect the manner in which the fund and other money market funds are structured and operate. Money market funds must comply with the rule amendments in various stages over the next 18 months. As of the date of this report, the fund has not undertaken to make any changes in its structure or operations in connection with the rule amendments. The precise nature of the effect that such amendments will have on the fund's structure and operations has not yet been determined.

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Current Interest and Shareholders of
John Hancock Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Money Market Fund (the "Fund") at March 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 18, 2015

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2015.

Eligible shareholders will be mailed a 2015 Form 1099-DIV in early 2016. This will reflect the tax character of all distributions paid in calendar year 2015.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James M. Oates, Born: 1946	2012	221
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).
Charles L. Bardelis,[2] Born: 1941	2012	221
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).
Peter S. Burgess,[2] Born: 1942	2012	221
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
William H. Cunningham, Born: 1944	2006	221
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank-Austin) (until 2009); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Grace K. Fey, Born: 1946	2012	221
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2012	221
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).
Deborah C. Jackson, Born: 1952	2008	221
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Hassell H. McClellan, Born: 1945	2012	221
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
Steven R. Pruchansky, Born: 1944	2006	221
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2015).

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2008	221
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Chairman (since 2014) and Director and Member (since 2012) of Finance Committee, The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James R. Boyle, Born: 1959	2015	221
Non-Independent Trustee*
Chairman, HealthFleet, Inc. (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, president and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010); Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).
*Effective 3-10-15.
Craig Bromley, Born: 1966	2012	221
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Warren A. Thomson, Born: 1955	2012	221
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Officer of the Trust since
Andrew G. Arnott, Born: 1971	2009
Executive Vice President
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President (effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015).
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds [3] and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary (since 2015), John Hancock Collateral Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.
Francis V. Knox, Jr., Born: 1947	2006
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust (since 2015).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust (since 2015).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2010 and 2007-2009, including prior positions); Treasurer, John Hancock Collateral Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity-Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF202365	44A 3/15 5/15

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2015, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $28,364 for the fiscal year ended March 31, 2015 and $26,159 for the fiscal year ended March 31, 2014 for John Hancock Money Market Fund. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant amounted to $519 for the fiscal year ended March 31, 2015 and $558 for the fiscal year ended March 31, 2014. Amounts billed to control affiliates were $103,940 and $98,642 for the fiscal years ended March 31, 2015 and 2014, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to $2,700 for the fiscal year ended March 31, 2015 and $11,738 for the fiscal year ended March 31, 2014. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant amounted to $216 for the fiscal year ended March 31, 2015 and $122 for the fiscal year ended March 31, 2014 and were billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended March 31, 2015, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $6,733,331 for the fiscal year ended March 31, 2015 and $5,499,968 for the fiscal year ended March 31, 2014.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman

Charles L. Bardelis

Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Not applicable.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a)   Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)   There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: May 18, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: May 18, 2015